Schedule I - Valuation and Qualifying Accounts and Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Valuation Allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Additions during the period	$ 1,906
Balance at End of period	1,906
Allowance for Doubtful Accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of the period	302	$ 480	$ 40
Additions during the period	526	354	532
Write-offs	(388)	(532)	(92)
Balance at End of period	$ 441	$ 302	$ 480